Westworld (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 01, 2021	Sep. 08, 2021
Equity [Abstract]
Warrant, Outstanding	850,000	11,299,000
Warrants and Rights Outstanding	$ 2,800
Warrant Term	3 years	5 years
Exercise Price of Warrants	$ 6.00	$ 9.50